Securities-Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Securities available-for-sale:
One year or less	$ 5,351
Over 1 through 5 years	22,489
Over 5 through 10 years	6,516
Over 10 years	3,954
Total	79,309
Securities held-to-maturity:
One year or less	3
Over 1 through 5 years	3,404
Over 5 through 10 years	1,076
Over 10 years	24
Held-to-maturity (fair value of $19,443 and $8,389)	19,743
Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	35,589
Securities held-to-maturity:
Mortgage-backed securities	15,236
Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	4,453
Equity securities
Securities available-for-sale:
Without single maturity date	957	[1]
U.S. Treasury
Securities available-for-sale:
One year or less	365
Over 1 through 5 years	7,567
Over 5 through 10 years	1,303
Over 10 years	3,617
Total	12,852
Securities held-to-maturity:
One year or less	0
Over 1 through 5 years	2,379
Over 5 through 10 years	945
Over 10 years	0
Held-to-maturity (fair value of $19,443 and $8,389)	3,324
Securities available-for-sale:
One year or less (percent)	0.62%	[2]
Over 1 through 5 years (percent)	0.65%	[2]
Over 5 through 10 years (percent)	2.86%	[2]
Over 10 years (percent)	3.12%	[2]
Total (percent)	1.57%	[2]
Securities held-to-maturity:
One year or less (percent)	0.00%	[2]
Over 1 through 5 years (percent)	1.21%	[2]
Over 5 through 10 years (percent)	2.22%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.49%	[2]
U.S. Government agencies
Securities available-for-sale:
One year or less	288
Over 1 through 5 years	532
Over 5 through 10 years	128
Over 10 years	0
Total	948
Securities held-to-maturity:
One year or less	0
Over 1 through 5 years	308
Over 5 through 10 years	111
Over 10 years	0
Held-to-maturity (fair value of $19,443 and $8,389)	419
Securities available-for-sale:
One year or less (percent)	1.46%	[2]
Over 1 through 5 years (percent)	1.91%	[2]
Over 5 through 10 years (percent)	1.63%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.74%	[2]
Securities held-to-maturity:
One year or less (percent)	0.00%	[2]
Over 1 through 5 years (percent)	1.18%	[2]
Over 5 through 10 years (percent)	1.61%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	1.29%	[2]
State and political subdivisions
Securities available-for-sale:
One year or less	504
Over 1 through 5 years	3,170
Over 5 through 10 years	2,668
Over 10 years	332
Total	6,674
Securities held-to-maturity:
One year or less	0
Over 1 through 5 years	0
Over 5 through 10 years	20
Over 10 years	24
Held-to-maturity (fair value of $19,443 and $8,389)	44
Securities available-for-sale:
One year or less (percent)	1.04%	[2]
Over 1 through 5 years (percent)	1.90%	[2]
Over 5 through 10 years (percent)	3.38%	[2]
Over 10 years (percent)	4.09%	[2]
Total (percent)	2.54%	[2]
Securities held-to-maturity:
One year or less (percent)	0.00%	[2]
Over 1 through 5 years (percent)	0.00%	[2]
Over 5 through 10 years (percent)	6.79%	[2]
Over 10 years (percent)	2.65%	[2]
Total (percent)	4.53%	[2]
Other bonds, Notes and Debentures
Securities available-for-sale:
One year or less	4,194
Over 1 through 5 years	11,220
Over 5 through 10 years	2,417
Over 10 years	5
Total	17,836
Securities held-to-maturity:
One year or less	3
Over 1 through 5 years	717
Over 5 through 10 years	0
Over 10 years	0
Held-to-maturity (fair value of $19,443 and $8,389)	720
Securities available-for-sale:
One year or less (percent)	1.07%	[2]
Over 1 through 5 years (percent)	1.13%	[2]
Over 5 through 10 years (percent)	2.60%	[2]
Over 10 years (percent)	2.82%	[2]
Total (percent)	1.32%	[2]
Securities held-to-maturity:
One year or less (percent)	0.11%	[2]
Over 1 through 5 years (percent)	0.54%	[2]
Over 5 through 10 years (percent)	0.00%	[2]
Over 10 years (percent)	0.00%	[2]
Total (percent)	0.54%	[2]
Mortgage/Asset-Backed and Equity Securities
Securities available-for-sale:
Total	40,999
Securities held-to-maturity:
Held-to-maturity (fair value of $19,443 and $8,389)	15,236
Securities available-for-sale:
Total (percent)	2.30%	[2]
Securities held-to-maturity:
Total (percent)	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Mortgage-Backed Securities
Securities available-for-sale:
Without single maturity date	35,589
Securities held-to-maturity:
Mortgage-backed securities	15,236
Securities available-for-sale:
Without single maturity date (percent)	2.50%	[2]
Securities held-to-maturity:
Without single maturity date (percent)	2.68%	[2]
Mortgage/Asset-Backed and Equity Securities | Asset-Backed Securities
Securities available-for-sale:
Without single maturity date	4,453
Securities available-for-sale:
Without single maturity date (percent)	1.15%	[2]
Mortgage/Asset-Backed and Equity Securities | Equity securities
Securities available-for-sale:
Without single maturity date	$ 957	[1]
Securities available-for-sale:
Without single maturity date (percent)	0.00%	[1],[2]

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.